NOTE PAYABLE (Details Narrative)				12 Months Ended
	Jul. 26, 2023 USD ($)	Dec. 12, 2022 USD ($)	Dec. 12, 2022 USD ($)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 30, 2022 CNY (¥)
IfrsStatementLineItems [Line Items]
Unsecured Promissory Note | ¥								¥ 8,500,000
Note purchase agreement [member]
IfrsStatementLineItems [Line Items]
Unsecured Promissory Note	$ 1,070,000	$ 1,332,500	$ 1,332,500
Proceeds from promissory note	1,000,000	1,250,000
Original issue discount	50,000	62,500
Investor fees	$ 20,000	$ 20,000
Debt interest percentage	8.00%	8.00%
Outstanding balance elected for prepayment	120.00%	120.00%
Redemption amount	$ 200,000	$ 200,000
Outstanding balance of promissory notes	$ 160,000	$ 200,000
Outstanding balance percentage		1.00%
Outstanding balance interest description	the amount actually redeemed in such month or the Outstanding Balance will automatically increase by one percent (1%) as of such fifth (5th) day. Under the Note Purchase Agreement, while the Note is outstanding, the Company agreed to keep adequate public information available and maintain its Nasdaq listing.		the Investor shall have the right to increase the balance of the Note by fifteen percent (15%) for Major Trigger Event (as defined in the Note) and five percent (5%) for Minor Trigger Event (as defined in the Note). In addition, the Note provides that upon occurrence of an Event of Default, the interest rate shall accrue on the outstanding balance at the rate equal to the lesser of twenty-two percent (22%) per annum or the maximum rate permitted under applicable law.
Note purchase agreement one [member]
IfrsStatementLineItems [Line Items]
Amortization for discount				$ 20,833		$ 60,260	¥ 415,624
Interest expense				$ 106,050	¥ 750,932	5,922	39,851
Partitional notes | ¥					¥ 340,000
Shares of common stock | shares				70,867	70,867
Loss on note conversion						178,863	¥ 1,204,000
Outstanding balance of notes						$ 96,091
Outstanding principal balance				$ 1,069,999	¥ 7,596,883
Unamortized original issue discount				18,593
Note purchase agreement two [member]
IfrsStatementLineItems [Line Items]
Amortization for discount				21,371	151,326
Interest expense				37,569	266,021
Outstanding principal balance				1,041,371	¥ 7,393,630
Unamortized original issue discount				$ 28,629